Non adjusting events after the reporting period	6 Months Ended
Jun. 30, 2025
Non adjusting events after the reporting period
Non adjusting events after the reporting period

18Non adjusting events after the reporting period

In July 2025, the Company launched the July 2025 Offering, a funding round consisting of the Company’s public offering of 13,800,000 ordinary shares, culminating in aggregate gross proceeds of $69 million, before deducting underwriting discounts and commissions and other offering expenses, which closed on July 10, 2025.